Trade Receivables and Reseller Financing - Summary of of Trade Receivables, Gross of Expected Losses on Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of trade receivables [line items]
Trade receivables, gross of expected losses on doubtful accounts	R$ 3,773,218	R$ 4,094,386
Current [member]
Summary of trade receivables [line items]
Trade receivables, gross of expected losses on doubtful accounts	2,963,163	3,199,315
Less than 30 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of expected losses on doubtful accounts	124,606	159,350
From thirty 31 to 60 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of expected losses on doubtful accounts	27,970	27,320
From sixty one days to Ninety days [member]
Summary of trade receivables [line items]
Trade receivables, gross of expected losses on doubtful accounts	21,389	12,245
From 91 to180 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of expected losses on doubtful accounts	47,169	61,489
More than 180 Days [member]
Summary of trade receivables [line items]
Trade receivables, gross of expected losses on doubtful accounts	R$ 588,921	R$ 634,667